Geological event - Alagoas (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
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Lawsuits Possible loss	R$ 9,326	R$ 9,044
Civil Lawsuits [Member] | Alagoas [Member]
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Lawsuits	R$ 9,241	8,971
Civil Lawsuits [Member] | Lawsuit [Member] | Alagoas [Member]
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Description of civil lawsuits	On November 30, 2023, the Company was informed of the Public-Interest Civil Action filed by the plaintiffs against the Municipality of Maceió and Braskem, with a request for an injunctive relief based on evidence. Against Braskem, they request through a preliminary injunction: (i) inclusion in the PCF of the new criticality area 00 (area defined by the Civil Defense of Maceió with recommendation of allocation) of Version 5 of the Civil Defense Map and making feasible the optional inclusion of all residents affected whose properties are located in the criticality area 01 (area defined by the Civil Defense of Maceió with recommendation of monitoring) of Version 5 of the Map, with inflation adjustment corresponding to the amounts adopted by the PCF; (ii) establishment, with the permission of the affected party of the criticality area 01, of a Program for Reparation of Damage to Properties resulting from the alleged depreciation of the property, as well as the alleged pain and suffering resulting from the inclusion of the property in the Map; (iii) engagement of independent and specialized firm to identify the alleged damage to properties if the affected party decides to remain in the area of criticality 01 of Version 5 of the Civil Defense Map; and (iv) engagement of independent and specialized technical advisory to provide support to the affected parties in the analysis of the scenarios and decision-making of their relocation or staying in the area. On the merits, they request confirmation of the preliminary injunctions. For the plaintiffs' preliminary injunctions, initially granted by the lower court, a decision was rendered on interlocutory appeal determining “the immediate suspension of the provisory execution determined by the trial court,” decision maintained by the full court until the final and unappealable judgment of the interlocutory appeal.
Lawsuits	R$ 1,113	1,010
Civil Lawsuits [Member] | Civil Lawsuits Alagoas [Member] | Alagoas [Member]
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Description of civil lawsuits	In March 2024, the Company was informed of the Public-interest Civil Action filed by DPE against Braskem, seeking, among other requests, to challenge clause 69 of the Agreement for Socio-environmental Reparation (payment of R$ 150 for collective moral damages) alleging that there were facts subsequent to the date of the agreement that would give rise to additional damages. DPE requested, as a preliminary measure: (i) the suspension of clause 58, second paragraph, of the Agreement for Socio-environmental Reparation, in order to rule out the possibility of reversion of the area to the benefit of Braskem; (ii) the imposition of inalienability to the PCF area until the final and unappealable decision on the merits of the claim, considering the need for the assets acquired by the Financial Compensation Program not to be subject to any disposal, nor subject to seizure. On the merits, it requests, among others: (i) the loss of all properties subject to the PCF, with the possibility of reverting the area to the victims or to public domain, in addition to the conviction of Braskem to the payment, as collective and social moral damages, to the same amount spent by Braskem for material damages; (ii) the conviction of Braskem, as existential damages, for the loss of all properties subject to the PCF; (iii) the conviction of Braskem for illicit profit, with the loss of the PCF properties, in addition to the payment of the amounts the Company obtained due to its alleged illicit conduct (to be determined in a liquidation proceeding); (iv) subpoena to the Investor Relations Officer, for the purposes of regulatory obligations, with publication of a material fact notice.
Lawsuits	R$ 162	150
Civil Lawsuits [Member] | Civil Lawsuits Public Defenders Office [Member] | Alagoas [Member]
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Description of civil lawsuits	In November 2021, the Company was informed of the Public-Interest Civil Action to question the denial of necessary insurance for contracts under the SFH to acquire properties located within a radius of 1 km outside the risk area defined by the version 4 map of Civil Defense authorities, which is the subject matter of the Residents PCA agreement – see item (i). Insurers linked to SFH, financial agents, the regulatory agency and Braskem are the defendants. The main claim is only against the insurers, financial agents and the regulatory agency on the grounds that the refusal to contract the insurance is abusive and has no technical or legal grounds. There is a secondary and eventual claim to sentence Braskem to pay indemnification in an amount to be settled in the future, if the judge understands that the refusal somehow has grounds due to the subsidence phenomenon. On January 10, 2024, a decision was rendered partially ordering the insurance companies to: (i) refrain from applying the safety margin beyond the risk area defined by the Civil Defense and engaging in unfair pricing and increases to avoid contracting insurance coverage for properties out of and next to the risk area, declaring that there were no denials/decreases in the insurance coverage based exclusively on the safety margin, (ii) call everyone who is interested to reassess the request for housing insurance. Braskem was not found guilty, and insurance companies filed an appeal against the decision, which is pending. It is not possible to estimate the indemnification amount, which will depend on the evidence of damages submitted by people whose insurance was denied.
Civil Lawsuits [Member] | Alagoas State Public Defenders Office [Member] | Alagoas [Member]
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Description of civil lawsuits	In March 2023, the Company was informed of the Public-interest civil action against the Company, the Federal Government, the State of Alagoas and the Municipality of Maceió seeking, among other claims, the revision of terms of the Flexal Agreement, signed amongst Braskem, the MPF, the MPE, the DPU, and Municipality of Maceió, ratified on October 26, 2022, by the 3rd Federal Court of Alagoas. Through this lawsuit, the DPE seeks, among other claims, the inclusion of residents of Flexais region, who choose to adhere to the PCF, program created under the agreement in ACP (Reparation for Residents), with consequent reallocation of these residents and compensation for moral and material damages in parameters specified in the ACP. As injunction relief, DPE also requested, that the Municipality of Maceió and Braskem initiated the registration of all residents who requested to be relocated and their concomitant inclusion in the PCF, or, alternatively, requested the freeze of Braskem bank accounts in the amount of R$ 1.7 billion, to guarantee the compensation for moral and material damages to residents of the Flexais region. The injunction relief requests were rejected by the trial and appellate courts. On December 31, 2024, the amount of this action was R$ 2.14 billion (2023: R$ 1.95 billion). On January 19, 2024, a decision was rendered, judging partially valid the requests made by the DPE. The Company, the DPE/AL, the Alagoas State Government and the Federal Government filed appeals against this decision. The effects of the lower court's decision are suspended until the appeals are adjudicated.
Lawsuits	R$ 2,137	1,952
Civil Lawsuits [Member] | Federation Of Fishermen Of The State Of Alagoas [Member] | Alagoas [Member]
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Description of civil lawsuits	In August 2023, the Company was informed of the Public-Interest Civil Action filed by FEPEAL and CNPA (jointly the “Associations”) against the Company, seeking compensation for material damages (damages and loss of profit) and homogeneous individual and collective morals damages for the Associations and each of the alleged 8,493 affected fishermen represented by the Associations. As a preliminary measure, the Associations requested, among other claims, that the Company provision sufficient funds to guarantee the compensation of fishermen included in the public-interest civil action, while publishing a material fact notice to the shareholders, requests that were denied by the Court. Among other requests, the Associations claim the payment of: (i) compensation for (a) individual and homogeneous moral damages suffered, in the amount of R$50 thousand and (b) material damages in the form of individual and homogeneous loss of profits, in the amount of R$132 thousand in both cases for each of the allegedly affected fishermen; (ii) compensation for collective moral damages for the Associations, in the amount of R$100 thousand; (iii) compensation for collective material damages to the Associations, in the amount of R$750 thousand; and (iv) attorney fees in the amount of 20% on the value of the award.
Lawsuits	R$ 1,767	1,607
Civil Lawsuits [Member] | Alagoas State Governor [Member] | Alagoas [Member]
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Description of civil lawsuits	On December 18, 2023, the Company was informed of the action against the ADPF before the Federal Supreme Court due to some clauses of the agreements entered into out-of-court and ratified in the records of the cases 0803836-61.2019.4.05.8000 (ACP Reparation for Residents, 0806577-74.2019.4.05.8000 (ACP Social-Environmental Reparation) and 0812904-30.2022.4.05.8000 (Flexal Agreement), which deal with the settlement to the Company, as well as the acquisition and exploration of vacant properties. On June 24, 2024, the judge rapporteur issued a decision denying the ADPF continuance. The plaintiff filed an appeal against this decision. It is not possible to assign a contingency amount to this lawsuit, which has illiquid claims, aiming at the declaration of nullity of specific contractual clauses of the Agreements.
Civil Lawsuits [Member] | Companhia Brasileira De Trens Urbanos [Member] | Alagoas [Member]
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Description of civil lawsuits	On February 2, 2021, the Company was notified of the filing of a lawsuit, formulating initially only a preliminary injunction for maintaining the terms of the cooperation agreement signed previously by the parties. The request was denied in lower and appellate courts, given the fulfillment of the obligations undertaken by Braskem. On February 24, 2021, CBTU filed an amendment to the initial request claiming the payment of compensation for losses and damages in the amount of R$ 222 and for moral damages in the amount of R$ 0.5, as well as the imposition of obligations, including the construction of a new rail line to substitute the stretch that passed through the risk area. Braskem entered into a memorandum of understanding with CBTU to seek a consensual solution and suspend the lawsuit during the negotiation period and has made progress in the technical understanding about the topic. A procedural legal transaction was presented, approved by the court, which provides for the continuity of negotiations for a possible conciliation between the parties. With the end of the deadline stipulated in the procedural legal transaction, in March 2025, a conciliation hearing will be scheduled. If this hearing is unsuccessful, the period for filing a defense will begin.
Lawsuits	R$ 1,492	1,465
Civil Lawsuits [Member] | Construtora Humberto Lobo [Member] | Alagoas [Member]
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Description of civil lawsuits	In July 2019, the Company was informed of the action for damages, a Contractor that claimed it suffered damages and loss of profits due to an agreement to purchase from Braskem a property in the District of Pinheiro. Said agreement was terminated by Braskem due to lack of payment by the counterparty. Nevertheless, the counterparty claims that Braskem omitted information on the existence of structural problems in the deactivated salt mining wells located on said property. On July 5, 2023, a decision was rendered in favor of Braskem. It did not recognize the existence of the alleged loss of profits and alleged damage to the contractor’s image, only ordering the return of R$ 3 by Braskem to the plaintiff, plus inflation adjustment, to be deducted from the amounts already received by Humberto Lobo during the lawsuit.
Lawsuits	R$ 1	1
Civil Lawsuits [Member] | State Of Alagoas [Member] | Alagoas [Member]
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Description of civil lawsuits	In March 2023, the Company was informed of the claim, requesting compensation for alleged damages resulting, among others claims, from the loss of properties within the risk area defined by the Civil Defense of Maceió, alleged investments initiated by the State of Alagoas and that would have become void unusable due to the evacuation of the risk area and alleged loss of tax revenue, with a request that such damages to be determined by a court appraiser. On October 10, 2023, the trial court handed down summary judgment ordering Braskem to reimburse the amounts invested, public equipment and losses in tax collection as required by the State of Alagoas. The indemnity amounts must be set in the award calculation phase. The Company filed an appeal against the decision.
Lawsuits	R$ 1,493	1,259
Civil Lawsuits [Member] | Other Civil Actions [Member] | Alagoas [Member]
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Description of civil lawsuits	The Company is defendant in several other actions, filed in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.
Lawsuits	R$ 1,076	1,489
Civil Lawsuits [Member] | Sundry Civil Lawsuits [Member]
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Description of civil lawsuits	Sundry civil lawsuits
Civil Lawsuits [Member] | Sundry Civil Lawsuits [Member] | Alagoas [Member]
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Lawsuits		38
Environmental Lawsuits [Member] | Alagoas [Member]
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Lawsuits	R$ 85	73
Environmental Lawsuits [Member] | Environment Institute Of Alagoas State [Member] | Alagoas [Member]
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Lawsuits	R$ 79	70
Description of environmental lawsuits	On December 4, 2023, the Company was notified due to the alleged environmental degradation resulting from the soil displacement in the region where the mining front is closed in the municipality of Maceió. Considering that in 2019 Braskem had already been notified for the same event and legal grounds, a defense to the notice of violation was filed for bis in idem. The original notice of violation of 2019 was closed with the signature of the Consent Decree (TAC) on December 23, 2023. On June 28, 2024, Braskem was served with the decision, still subject to administrative appeal, maintaining the notice of violation.
Environmental Lawsuits [Member] | Sundry Environmental Lawsuits [Member] | Alagoas [Member]
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Lawsuits	R$ 6	R$ 3
Description of environmental lawsuits	Sundry environmental lawsuits